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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

August 31, 2008

2008 Annual Report

Money Market Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders  August 31, 2008

Dear Shareholders:

You’re undoubtedly aware that fall 2008 has been an unprecedented period in U.S. financial history, setting new all-time records for market volatility, significant liquidity pressures in global credit markets, loss of investor wealth, and a deterioration of confidence in global banking systems.

In this environment, it’s important to remember that First American Funds has been managing money-market funds through a variety of market conditions for many years. We’re confident that we will be able to navigate these turbulent markets as well. Additionally, the policy response of the U.S. government and governments throughout the world has been significant. The U.S. Department of the Treasury and the Federal Reserve have announced a number of unprecedented measures to stem the damage to U.S. financial institutions and investors, including introduction of the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

On October 8, 2008, First American Funds announced that it had applied for insurance coverage under the Treasury guarantee program for all five First American Money Market Funds. The funds’ board of directors approved participation of the funds in this program.

The guarantee program seeks to protect the net asset value of shares held by a shareholder of record at the close of business on September 19, 2008. The number of shares held by the shareholder in a specific fund may fluctuate – including reaching a zero balance – provided that at all times the shareholder maintains the account with the same fund family, broker, or other intermediary where the shares were originally held. If a shareholder closes his or her account, any future investment in the fund through a new account will not be guaranteed. Any shares acquired that exceed the number of shares a shareholder owned in the fund on September 19, 2008, will not be guaranteed. Additionally, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or their current amount, whichever is less. Initially, the program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the program beyond its initial three-month period. If the program is extended, the funds’ board will consider whether to continue to participate.

By participating in the government’s measure to insure money market funds, FAF Advisors believes that it is contributing to investor confidence and greater stability for the U.S. money- market industry overall. That, combined with the experience and expertise of our investment teams, gives us confidence that we will be able to navigate these turbulent markets.

Sincerely,

Virginia Stringer Chairperson of the Board First American Funds, Inc.	Thomas S. Schreier, Jr. CEO, FAF Advisors, Inc. President, First American Funds

First American Funds 2008 Annual Report   1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

2   First American Funds 2008 Annual Report

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of August 31, 20081 (% of net assets)

U.S. Government Agency Obligations	71.1%
Repurchase Agreements	30.4
Other Assets and Liabilities, Net[2]	(1.5)

100.0%

Prime Obligations Fund

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Commercial Paper	32.3%
Certificates of Deposit	27.0
Corporate Notes	14.5
Extendible Floating Rate Corporate Notes	9.5
U.S. Government Agency Obligations	8.1
Money Market Funds	4.3
Repurchase Agreements	3.7
Time Deposit	0.6

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Variable Rate Demand Notes	83.2%
Municipal Notes & Bonds	9.8
Commercial Paper & Put Bonds	3.7
Money Market Fund	2.0
Other Assets and Liabilities, Net[2]	1.3

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Repurchase Agreements	94.8%
U.S. Treasury Obligation	5.3
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of August 31, 20081 (% of net assets)

U.S. Treasury Obligations	96.5%
Money Market Fund	3.6
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on class B or class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008, to August 31, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$1,008.80	$3.79

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class D Actual[2]	$1,000.00	$1,009.60	$3.03

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

Class Y Actual[2]	$1,000.00	$1,010.40	$2.27

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29

Class Z Actual[2]	$1,000.00	$1,011.60	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,011.10	$1.52

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of 0.88%, 0.96%, 1.04%, 1.16%, and 1.11% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   First American Funds 2008 Annual Report

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$1,010.90	$3.94

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96

Class B Actual[2]	$1,000.00	$1,008.60	$6.21

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.24

Class C Actual[2]	$1,000.00	$1,008.60	$6.21

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.24

Class D Actual[2]	$1,000.00	$1,011.70	$3.19

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.20

Class I Actual[2]	$1,000.00	$1,012.80	$2.02

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

Class Y Actual[2]	$1,000.00	$1,012.40	$2.43

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44

Class Z Actual[2]	$1,000.00	$1,013.90	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,013.30	$1.52

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.30% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of 1.09%, 0.86%, 0.86%, 1.17%, 1.28%, 1.24%, 1.39%, and 1.33% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[4]	$1,000.00	$1,006.20	$3.78

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class D Actual[4]	$1,000.00	$1,007.00	$3.03

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

Class Y Actual[4]	$1,000.00	$1,007.70	$2.27

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29

Class Z Actual[4]	$1,000.00	$1,009.00	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[4]	$1,000.00	$1,008.50	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2008 of 0.62%, 0.70%, 0.77%, 0.90%, and 0.85% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2008 Annual Report   5

Expense Examples  concluded

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$1,006.70	$3.73

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76

Class D Actual[2]	$1,000.00	$1,007.40	$3.03

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

Class Y Actual[2]	$1,000.00	$1,008.20	$2.27

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29

Class Z Actual[2]	$1,000.00	$1,009.40	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,008.90	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53

Reserve Class Actual[2]	$1,000.00	$1,005.80	$4.64

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74%, 0.60%, 0.45%, 0.20%, 0.30%, and 0.92% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of 0.67%, 0.74%, 0.82%, 0.94%, 0.89%, and 0.58% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[4]	$1,000.00	$1,005.40	$3.78

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class D Actual[4]	$1,000.00	$1,006.10	$3.03

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

Class Y Actual[4]	$1,000.00	$1,006.90	$2.27

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29

Class Z Actual[4]	$1,000.00	$1,008.20	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02

Institutional Investor Class Actual[4]	$1,000.00	$1,007.70	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2008 of 0.54%, 0.61%, 0.69%, 0.82%, and 0.77% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6   First American Funds 2008 Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and U.S. Treasury Money Market Funds) (the funds), including the schedules of investments, as of August 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the First American Funds, Inc. at August 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 23, 2008

First American Funds 2008 Annual Report   7

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 71.1%
U.S. Agency Debentures – 71.1%
Federal Farm Credit Bank
1.990%, 09/01/2008 Δ	$97,000	$97,000
2.050%, 09/01/2008 Δ	98,500	98,500
2.070%, 09/01/2008 Δ	100,000	99,996
2.040%, 09/01/2008 Δ	100,000	99,799
2.347%, 09/23/2008 Δ	144,100	144,100
4.500%, 09/26/2008	12,550	12,566
2.282%, 09/26/2008 Δ	90,000	89,998
4.500%, 10/01/2008	10,000	10,015
3.125%, 06/17/2009	29,750	29,750
Federal Home Loan Bank
2.030%, 09/01/2008 Δ	150,000	150,000
2.020%, 09/01/2008 Δ	70,000	69,993
2.040%, 09/01/2008 Δ	100,000	100,000
2.050%, 09/01/2008 Δ	74,500	74,499
2.090%, 09/01/2008 Δ	75,000	75,000
2.120%, 09/01/2008 Δ	50,000	50,000
2.294%, 09/01/2008 Δ	49,500	49,500
2.340%, 09/05/2008 Δ	199,500	199,500
2.355%, 09/10/2008 Δ	100,000	100,000
2.291%, 09/12/2008 Δ	142,500	142,500
2.618%, 09/13/2008 Δ	109,250	109,250
2.659%, 09/19/2008 Δ	100,000	100,008
2.372%, 09/22/2008 Δ	100,000	100,000
2.036%, 09/25/2008 ¤	75,000	74,888
2.390%, 09/28/2008 Δ	75,000	74,960
2.621%, 10/07/2008 Δ	64,000	64,015
2.589%, 10/08/2008 Δ	100,000	99,978
2.615%, 10/10/2008 Δ	100,000	100,000
2.616%, 10/16/2008 Δ	110,000	109,972
2.317%. 10/24/2008 ¤	100,000	99,647
4.500%, 10/24/2008	75,000	74,998
2.624%, 11/05/2008 Δ	74,000	74,000
2.687%, 11/18/2008 Δ	109,000	109,038
2.540%, 11/18/2008 Δ	150,000	150,000
2.545%, 12/02/2008 Δ	123,500	123,500
2.850%, 03/04/2009	26,685	26,702
2.900%, 03/05/2009	18,000	18,000
2.660%, 03/12/2009	48,000	48,000
2.350%, 04/07/2009	23,800	23,791
2.270%, 04/14/2009	50,000	50,003
2.520%, 04/21/2009	40,000	40,000
2.800%, 05/06/2009	36,220	36,220
Federal Home Loan Mortgage Corporation
2.360%, 09/05/2008 Δ	75,000	75,000
2.387%, 09/08/2008 Δ	148,000	148,013
3.625%, 09/15/2008	100,000	100,041
2.436%, 09/18/2008 Δ	126,950	126,950
2.451%, 09/21/2008 Δ	100,000	100,000
2.148%, 09/22/2008 ¤	672,986	672,039
2.208%, 09/29/2008 ¤	49,050	48,958
2.641%, 09/30/2008 Δ	149,500	149,494
1.961%, 09/30/2008 ¤	52,775	52,685
1.961%, 10/06/2008 ¤	100,000	99,797
4.750%, 10/17/2008	50,000	50,158
2.480%, 10/20/2008 ¤	100,000	99,649
2.023%, 10/27/2008 ¤	125,000	124,594
2.143%, 11/17/2008 ¤	124,300	123,720
4.625%, 12/19/2008	47,516	47,793
2.027%, 12/30/2008 ¤	100,000	99,323
5.000%, 01/16/2009	50,000	50,517
4.875%, 02/17/2009	50,910	51,522
2.814%, 02/17/2009 ¤	100,000	98,695
2.834%, 02/17/2009 ¤	63,797	62,958
4.750%, 03/05/2009	93,200	94,393
2.600%, 03/12/2009	33,500	33,501
2.600%, 03/17/2009	31,600	31,600
2.300%, 03/19/2009	30,000	30,000
2.101%, 03/30/2009 ¤	33,000	32,600
2.350%, 04/01/2009	50,000	50,000
2.450%, 04/09/2009	70,000	70,000
2.265%, 04/14/2009	50,000	49,987
2.550%, 04/21/2009	34,500	34,500
5.250%, 05/21/2009	70,000	71,361
2.900%, 06/12/2009	36,500	36,500
2.800%, 06/29/2009	25,400	25,400
Federal National Mortgage Association
2.210%, 09/01/2008 Δ	100,000	100,000
2.250%, 09/01/2008 Δ	75,000	74,992
2.230%, 09/01/2008 Δ	75,000	75,000
2.240%, 09/01/2008 Δ	225,000	224,945
2.295%, 09/01/2008 Δ	99,000	99,000
2.200%, 09/02/2008	12,624	12,623
2.200%, 09/02/2008	50,500	50,497
2.200%, 09/02/2008	51,000	50,997
2.200%, 09/02/2008	158,000	157,990
2.200%, 09/02/2008	188,100	188,089
1.802%, 09/15/2008 ¤	100,000	99,916
1.955%, 09/17/2008 ¤	207,104	206,894
2.290%, 10/06/2008 ¤	246,093	245,509
4.500%, 10/15/2008	18,687	18,730
2.345%, 10/20/2008 ¤	184,000	183,389
2.098%, 11/05/2008 ¤	16,834	16,769
2.524%, 11/14/2008 ¤	150,000	149,208
2.507%, 11/18/2008 ¤	200,000	198,896
2.216%, 12/26/2008 ¤	55,856	55,456
2.672%, 01/14/2009 ¤	46,761	46,295
2.842%, 02/13/2009 ¤	75,000	74,034
3.250%, 02/15/2009	5,000	5,021
2.835%, 02/18/2009 ¤	78,741	77,700
2.835%, 02/18/2009 ¤	94,162	92,917
2.902%, 02/25/2009 ¤	60,000	59,153
4.625%, 03/06/2009	20,000	20,238
4.300%, 03/09/2009	29,490	29,797
2.953%, 05/08/2009 ¤	9,718	9,523
Tennessee Valley Authority
5.375%, 11/13/2008	33,500	33,666
2.427%, 05/01/2009 ¤	800	787

Total U.S. Government Agency Obligations
(Cost $8,999,465)		8,999,465

Repurchase Agreements – 30.4%
Bank of America
2.100%, dated 08/31/2008, matures 09/02/2008, repurchase price $600,140 (collateralized by U.S. Treasury Obligations: Total market value $612,000)	600,000	600,000
Barclays
2.110%, dated 08/31/2008, matures 09/02/2008, repurchase price $350,082 (collateralized by U.S. Treasury Obligations: Total market value $357,000)	350,000	350,000

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Annual Report

Government Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE

BNP Paribas
2.120%, dated 08/31/2008, matures 09/02/2008, repurchase price $2,000,471 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	$2,000,000	$2,000,000
CS First Boston
2.120%, dated 08/31/2008, matures 09/02/2008, repurchase price $700,165 (collateralized by U.S. Treasury Obligations: Total market value $714,003)	700,000	700,000
UBS Warburg
2.090%, dated 08/31/2008, matures 09/02/2008, repurchase price $198,087 (collateralized by U.S. Treasury Obligations: Total market value $202,005)	198,041	198,041

Total Repurchase Agreements
(Cost $3,848,041)		3,848,041

Total Investments – 101.5%
(Cost $12,847,506)		12,847,506

Other Assets and Liabilities, Net – (1.5)%		(195,231)

Total Net Assets – 100.0%		$12,652,275

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2008. The date shown is the next reset date.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of August 31, 2008.

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Commercial Paper – 32.3%
Asset-Backed ■ – 17.8%
Atlantic Asset Securitization
2.650%, 09/29/2008	$50,000	$49,891
2.650%, 10/06/2008	38,340	38,238
2.650%, 10/09/2008	126,000	125,634
2.650%, 10/14/2008	45,327	45,178
2.650%, 10/16/2008	37,267	37,141
Barton Capital
2.700%, 09/12/2008	47,500	47,461
2.700%, 09/12/2008	50,399	50,358
2.760%, 10/01/2008	80,000	79,816
2.750%, 11/10/2008	52,834	52,552
2.750%, 11/14/2008	50,000	49,717
Bryant Park Funding
2.650%, 09/02/2008	34,932	34,929
2.650%, 09/02/2008	72,015	72,010
2.820%, 09/23/2008	23,500	23,460
2.750%, 11/12/2008	16,553	16,462
Chariot Funding
2.600%, 09/02/2008	75,000	74,995
2.750%, 09/25/2008	25,000	24,954
2.650%, 10/06/2008	25,129	25,064
2.720%, 10/06/2008	125,000	124,669
2.650%, 10/14/2008	44,871	44,729
Fairway Finance (Guarantor: Bank of Montreal)
2.820%, 09/09/2008	37,000	36,977
2.800%, 09/10/2008	40,000	39,972
2.770%, 10/09/2008	70,000	69,795
2.790%, 10/10/2008	23,000	22,931
Falcon Asset Securitization
2.600%, 09/02/2008	34,000	33,998
2.650%, 09/04/2008	75,000	74,983
2.580%, 09/05/2008	15,000	14,996
2.750%, 09/30/2008	37,293	37,210
2.650%, 10/06/2008	50,000	49,871
2.650%, 10/10/2008	72,983	72,774
Govco
2.710%, 09/15/2008	160,000	159,832
2.720%, 10/20/2008	50,000	49,815
2.730%, 11/03/2008	26,398	26,272
2.700%, 11/12/2008	27,500	27,352
2.725%, 11/12/2008	24,102	23,971
Kitty Hawk Funding (Guarantor: Bank of America)
2.730%, 09/16/2008	62,037	61,966
2.710%, 10/10/2008	125,000	124,633
2.730%, 11/03/2008	50,000	49,761
Market Street Funding
2.850%, 09/08/2008	40,000	39,978
2.850%, 09/15/2008	50,000	49,945
2.850%, 09/30/2008	50,000	49,885
Old Line Funding
2.850%, 09/15/2008	50,000	49,947
2.750%, 10/07/2008	20,924	20,866
2.750%, 10/15/2008	64,627	64,410
2.730%, 10/17/2008	75,000	74,738
2.770%, 11/07/2008	40,000	39,794
Ranger Funding
2.600%, 09/02/2008	20,124	20,123
2.680%, 09/08/2008	30,000	29,984
2.680%, 09/09/2008	32,049	32,030
2.750%, 09/16/2008	60,000	59,931
2.700%, 10/08/2008	24,000	23,933
2.730%, 10/20/2008	75,000	74,721
2.750%, 11/19/2008	50,000	49,698

First American Funds 2008 Annual Report   9

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Sheffield Receivables
2.450%, 09/03/2008	$26,000	$25,996
2.480%, 09/10/2008	50,000	49,969
2.650%, 09/10/2008	31,000	30,979
2.650%, 09/15/2008	34,000	33,965
2.700%, 09/17/2008	85,000	84,898
2.600%, 10/07/2008	34,250	34,161
2.750%, 10/08/2008	32,505	32,413
Thames Asset Global Securitization
2.700%, 09/15/2008	31,603	31,570
2.850%, 09/15/2008	50,000	49,945
2.800%, 10/08/2008	37,883	37,774
2.800%, 10/14/2008	30,000	29,900
2.800%, 10/17/2008	55,000	54,803
Three Pillars Funding
2.500%, 09/04/2008	32,458	32,451
2.480%, 09/10/2008	97,500	97,440
2.500%, 09/15/2008	40,000	39,961
2.500%, 09/17/2008	55,184	55,123
2.500%, 09/24/2008	25,052	25,012
2.600%, 10/08/2008	35,000	34,906
Thunder Bay Funding
2.780%, 09/04/2008	45,535	45,524
2.750%, 09/09/2008	40,140	40,115
2.780%, 10/03/2008	83,706	83,499
2.730%, 10/10/2008	35,824	35,718
2.770%, 10/15/2008	52,700	52,522
Variable Funding (Guarantor: Wachovia Corp.)
2.700%, 09/08/2008	45,000	44,976
2.770%, 10/06/2008	180,079	179,594
2.720%, 10/08/2008	20,000	19,944
2.790%, 10/20/2008	50,000	49,810
Windmill Funding
2.760%, 09/15/2008	50,000	49,947
2.760%, 09/18/2008	100,000	99,870
2.730%, 10/09/2008	50,000	49,856
2.770%, 11/20/2008	83,000	82,489

		4,289,480

Non Asset-Backed – 14.5%
Abbey National
2.500%, 09/10/2008	150,000	149,906
Allied Irish Bank NY
3.030%, 12/12/2008 ■	50,000	49,571
2.760%, 02/27/2009 ■	100,000	98,484
Bank of Montreal
2.840%, 09/02/2008	100,000	99,992
2.840%, 12/04/2008	50,000	49,621
Bank of Nova Scotia
2.800%, 12/01/2008	50,000	49,659
BNP Paribas NY
2.710%, 11/03/2008	50,000	49,763
3.035%, 02/19/2009	75,000	73,919
Danske Bank
2.510%, 09/26/2008 ■	100,000	99,826
2.575%, 10/06/2008 ■	75,000	74,812
2.570%, 10/07/2008 ■	30,000	29,923
Dexia Bank
2.625%, 09/02/2008	100,000	99,993
2.720%, 09/12/2008	50,000	49,958
2.780%, 10/08/2008	100,000	99,714
2.780%, 10/08/2008	75,000	74,785
Fortis Bank
2.955%, 01/21/2009	100,000	98,834
HSBC
2.615%, 10/02/2008	75,000	74,831
2.615%, 10/14/2008	150,000	149,532
2.675%, 10/28/2008	50,000	49,788
2.750%, 12/01/2008	60,000	59,583
ING Funding
2.700%, 11/05/2008	75,000	74,634
International Lease Finance
2.790%, 09/02/2008	60,000	59,995
2.810%, 09/03/2008	100,000	99,984
2.830%, 09/03/2008	75,000	74,988
2.830%, 09/04/2008	65,000	64,985
2.830%, 09/05/2008	50,000	49,984
2.850%, 09/05/2008	50,000	49,984
JP Morgan
2.450%, 09/02/2008	100,000	99,993
KBC Financial Products International
2.860%, 10/17/2008 ■	100,000	99,646
2.860%, 10/20/2008 ■	75,000	74,693
2.860%, 11/03/2008 ■	100,000	99,500
2.990%, 12/04/2008 ■	50,000	49,610
2.965%, 12/08/2008 ■	50,000	49,596
Lloyds Bank NY
2.640%, 12/01/2008	100,000	99,333
Mitsubishi International
2.200%, 09/02/2008	54,872	54,869
2.300%, 09/04/2008	30,000	29,994
2.340%, 09/09/2008	47,750	47,725
Nordea Bank NY
2.500%, 11/21/2008	150,000	149,156
Rabobank
2.670%, 11/10/2008	75,000	74,611
Societe Generale
2.800%, 10/03/2008	60,000	59,851
Toronto Dominion Bank
2.650%, 10/28/2008 ■	100,000	99,580
2.690%, 11/07/2008 ■	20,000	19,900
Toyota Motor Credit
2.500%, 09/08/2008	100,000	99,951
2.250%, 09/19/2008	50,000	49,944
UBS Finance
2.735%, 09/29/2008	75,000	74,840
2.685%, 10/02/2008	75,000	74,827
2.725%, 10/07/2008	50,000	49,864

		3,514,531

Total Commercial Paper
(Cost $7,804,011)		7,804,011

Certificates of Deposit – 27.0%
Abbey National
2.891%, 10/22/2008 Δ	100,000	100,000
3.160%, 11/28/2008 Δ	75,000	75,000
3.030%, 01/09/2009	100,000	100,000
Allied Irish Bank NY
2.800%, 10/01/2008	50,000	50,000
3.035%, 10/24/2008	60,000	60,007
2.980%, 11/04/2008	50,000	49,765
2.800%, 11/24/2008	100,000	100,000
American Express
2.810%, 10/14/2008	100,000	100,000
2.860%, 11/18/2008	150,000	150,000
2.860%, 11/19/2008	50,000	50,000
2.870%, 11/25/2008	100,000	100,000
Bank of Montreal
2.670%, 09/02/2008	75,000	75,000
2.750%, 11/10/2008	75,000	75,000

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Annual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Bank of Nova Scotia
2.800%, 11/12/2008	$100,000	$100,000
2.600%, 11/20/2008	75,000	75,000
2.700%, 11/24/2008	75,000	75,000
Bank of Scotland NY
2.453%, 09/05/2008	50,000	50,000
2.790%, 11/13/2008	150,000	150,000
3.170%, 12/09/2008	50,000	50,000
3.025%, 12/23/2008	100,000	100,000
3.100%, 01/08/2009	100,000	100,000
Barclays Bank NY
2.770%, 11/06/2008	100,000	100,000
3.090%, 02/20/2009	75,000	75,000
3.160%, 02/27/2009	100,000	100,000
3.670%, 07/16/2009	150,000	150,000
BNP Paribas NY
2.730%, 11/21/2008	75,000	75,000
3.120%, 12/15/2008	100,000	100,000
Calyon NY
2.650%, 10/06/2008	75,000	75,000
3.000%, 10/22/2008	100,000	100,000
3.120%, 01/12/2009	100,000	100,000
3.090%, 02/23/2009	125,000	125,000
Citigroup
2.730%, 10/15/2008	100,000	100,000
2.730%, 11/12/2008	100,000	100,000
2.740%, 11/14/2008	100,000	100,000
Commonwealth Bank
2.650%, 09/15/2008	50,000	50,000
Credit Suisse NY
3.050%, 01/15/2009	100,000	100,000
3.050%, 01/16/2009	75,000	75,000
Dexia Bank
2.830%, 10/29/2008	90,000	90,001
Fifth Third Bank
2.690%, 09/08/2008	100,000	100,000
2.790%, 11/07/2008	100,000	100,000
Fortis Bank
2.780%, 10/03/2008	70,000	70,000
2.820%, 11/12/2008	144,000	144,000
3.130%, 02/10/2009	65,000	65,000
Lloyds Bank NY
2.610%, 10/08/2008	100,000	100,001
Marshall & Isley
3.079%, 10/17/2008 Δ	100,000	100,000
National Australia Bank
2.780%, 12/01/2008	100,000	100,000
3.050%, 01/07/2009	125,000	125,000
Natixis Banques NY
2.930%, 11/06/2008	100,000	100,000
2.850%, 12/09/2008	75,000	75,000
3.070%, 01/09/2009	114,000	114,000
3.170%, 02/18/2009	150,000	150,004
Nordea Bank NY
2.700%, 11/13/2008	100,000	100,000
2.625%, 11/17/2008	100,000	100,000
PNC Bank
2.891%, 10/22/2008 Δ	100,000	100,000
3.015%, 10/23/2008 Δ	50,000	50,000
Rabobank
2.950%, 02/17/2009	48,500	48,489
Royal Bank of Canada
2.620%, 10/08/2008	100,000	100,001
Royal Bank of Scotland
2.850%, 11/06/2008	92,700	92,701
Societe Generale
2.850%, 10/27/2008	100,000	100,000
2.900%, 12/08/2008	26,300	26,292
State Street
2.680%, 10/01/2008	125,000	125,000
Svenska Handelsbanken NY
2.600%, 10/03/2008	69,000	69,000
2.690%, 10/15/2008	100,000	100,000
Toronto Dominion Bank
2.800%, 09/08/2008	132,000	132,000
2.830%, 09/08/2008	50,000	50,000
2.950%, 01/22/2009	75,000	75,000
2.950%, 02/27/2009	60,000	60,000
UBS Finance
2.740%, 09/12/2008	100,000	100,000
2.456%, 09/16/2008	100,000	100,000
Wachovia Bank
2.520%, 09/12/2008	100,000	100,000
Westpac Bank NY
2.725%, 10/06/2008	100,000	100,001
2.710%, 11/13/2008	50,000	50,000

Total Certificates of Deposit
(Cost $6,521,262)		6,521,262

Corporate Notes – 14.5%
3M
5.827%, 12/12/2008 ■	150,000	150,581
Bank of America
2.998%, 11/06/2008 Δ	100,000	100,000
Bayerische Landesbank NY
2.532%, 09/24/2008 Δ	175,000	175,000
BNP Paribas NY
2.472%, 09/26/2008 Δ ■	124,000	124,000
Commonwealth Bank
2.753%, 09/18/2008 Δ ■	45,000	45,007
3.051%, 11/03/2008 Δ ■	75,000	75,000
Danske Bank
3.089%, 10/17/2008 Δ ■	100,000	100,000
3.097%, 11/18/2008 Δ ■	100,000	100,000
General Electric Capital Corporation
2.512%, 09/24/2008 Δ	100,000	100,000
Goldman Sachs
2.800%, 10/25/2008 Δ ■	100,000	100,000
JP Morgan
2.522%, 09/26/2008 Δ	25,000	24,949
Lloyds Bank NY
2.451%, 09/06/2008	100,000	100,000
Marshall & Isley
2.477%, 09/12/2008	50,000	50,000
MetLife Funding
2.140%, 09/18/2008	75,967	75,890
MetLife Global Funding
2.511%, 09/07/2008 Δ ■	85,000	85,000
3.161%, 09/12/2008 Δ ■	100,000	100,000
2.472%, 09/24/2008 ■	100,000	100,000
Morgan Stanley Dean Witter
2.617%, 09/15/2008 Δ	100,000	100,000
2.562%, 09/28/2008 Δ	95,000	95,000
National Australia Bank
3.001%, 10/07/2008 Δ	75,000	75,000
Procter & Gamble
2.879%, 11/19/2008 Δ	75,000	75,000
Royal Bank of Canada
2.451%, 09/05/2008 ■	179,000	179,000
Royal Bank of Scotland
2.501%, 09/21/2008 Δ ■	259,000	259,000

First American Funds 2008 Annual Report   11

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Svenska Handelsbanken NY
2.454%, 09/13/2008 ■	$60,000	$60,000
Toyota Motor Credit
2.440%, 09/01/2008 Δ	100,000	100,000
2.490%, 09/01/2008 Δ	100,000	100,000
Wachovia Bank
2.070%, 10/03/2008 Δ	125,000	124,914
Wal-Mart Stores
5.748%, 06/01/2009	100,000	102,288
Wells Fargo Bank
2.430%, 09/02/2008	150,000	150,000
2.560%, 09/07/2008 Δ	100,000	100,000
2.500%, 10/06/2008	100,000	100,000
Westlb AG NY
2.851%, 09/30/2008 Δ ■	100,000	100,000
Westpac Bank NY
3.100%, 10/21/2008 Δ ■	75,000	75,000
2.948%, 11/06/2008 Δ ■	100,000	99,983

Total Corporate Notes
(Cost $3,500,612)		3,500,612

Extendible Floating Rate Corporate Notes Δ – 9.5%
Allstate Global Funding
3.053%, 09/20/2008	174,000	174,000
Bank of America
2.988%, 10/03/2008 ■	100,000	100,000
Bank of Nova Scotia
3.041%, 10/09/2008 ■	130,000	129,991
Bayerische Landesbank NY
2.532%, 09/24/2008	175,000	175,003
BP Capital Markets
2.791%, 09/09/2008	149,000	149,000
Commonwealth Bank
2.988%, 10/02/2008 ■	59,000	59,000
Deustche Bank
3.011%, 09/25/2008	150,000	150,000
General Electric Capital Corporation
2.483%, 09/10/2008	200,000	200,000
Hartford Life Global Funding
2.813%, 09/01/2008	100,000	100,000
HSBC
3.188%, 10/14/2008	100,000	100,000
ING Bank
3.059%, 09/26/2008 ■	75,000	75,000
Lloyds Bank NY
3.102%, 11/07/2008 ■	100,000	100,000
National Australia Bank
2.882%, 09/06/2008 ■	125,000	125,000
Nordea Bank NY
3.149%, 10/24/2008 ■	99,000	99,000
Pricoa Global Funding
3.074%, 11/13/2008 ■	50,000	50,000
Rabobank
2.993%, 11/11/2008 ■	150,000	150,000
Royal Bank of Canada
3.104%, 11/15/2008 ■	124,000	124,000
Svenska Handelsbanken NY
3.150%, 10/25/2008 ■	149,000	149,000
Wells Fargo
2.617%, 09/15/2008 ■	100,000	100,000

Total Extendible Floating Rate Corporate Notes
(Cost $2,308,994)		2,308,994

U.S. Government Agency Obligations – 8.1%
U.S. Agency Debentures – 8.1%
Federal Home Loan Bank
2.270%, 09/01/2008 Δ	304,000	304,000
2.355%, 09/10/2008 Δ	199,700	199,700
2.733%, 11/10/2008 Δ	150,000	149,973
2.774%, 11/19/2008 Δ	100,000	99,949
2.650%, 03/17/2009	12,985	12,985
2.580%, 03/24/2009	270,000	270,000
Federal Home Loan Mortgage Corporation
2.503%, 11/13/2008 ¤	75,000	74,612
2.834%, 02/17/2009 ¤	75,000	74,014
2.824%, 02/17/2009 ¤	49,300	48,654
2.894%, 02/23/2009 ¤	54,230	53,477
Federal National Mortgage Association
2.240%, 09/01/2008 Δ	100,000	99,989
2.295%, 09/01/2008 Δ	100,000	100,000
2.499%, 10/08/2008 ¤	50,000	49,864
2.749%, 11/12/2008 Δ	200,000	199,971
2.816%, 01/16/2009 ¤	100,000	98,935
2.892%, 02/25/2009 ¤	50,000	49,297
2.902%, 02/25/2009 ¤	65,000	64,083

Total U.S. Government Agency Obligations
(Cost $1,949,503)		1,949,503

Money Market Funds – 4.3%
AIM Short Term Investments Trust Liquid Assets Portfolio	706,146,000	706,146
Goldman Sachs Financial Square Funds, Prime Obligations Fund	340,292,000	340,292

Total Money Market Funds
(Cost $1,046,438)		1,046,438

Time Deposit – 0.6%
Sun Trust Bank
1.875%, 09/02/2008
(Cost $154,136)	$154,136	154,136

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Annual Report

Prime Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE

Repurchase Agreements – 3.7%
UBS Warburg
1.980%, dated 08/31/2008, matures 09/02/2008,
repurchase price $459,177 (collateralized by Various securities:
Total market value $468,252)	$459,076	$459,076
UBS Warburg
2.090%, dated 08/31/2008, matures 09/02/2008,
repurchase price $427,058 (collateralized by Various securities:
Total market value $435,501)	426,959	426,959

Total Repurchase Agreements
(Cost $886,035)		886,035

Total Investments – 100.0%
(Cost $24,170,991)		24,170,991

Other Assets and Liabilities, Net – 0.0%		11,785

Total Net Assets – 100.0%		$24,182,776

■	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2008, the value of these investments was $8,148,183 or 33.7% of total net assets.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2008. The date shown is the next projected reset date.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of August 31, 2008.

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.7%
Alabama – 1.7%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
1.855%, 09/05/2008 Δ	$5,800	$5,800
Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
1.845%, 09/05/2008 Δ	15,000	15,000
Mobile Educational Building Authority, Spring Hill College (LOC: Regions Bank)
1.835%, 09/05/2008 Δ	20,000	20,000

		40,800

Arizona – 1.5%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyd’s Bank)
1.825%, 09/05/2008 Δ	2,500	2,500
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
1.835%, 09/05/2008 Δ	950	950
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
1.795%, 09/05/2008 Δ	8,700	8,700
Tempe Industrial Development Authority, Friendship Village, Series C (LOC: Sovereign Bank) (LOC: Fortis Bank)
1.825%, 09/05/2008 Δ	23,900	23,900

		36,050

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
1.915%, 09/05/2008 Δ	6,390	6,390

California – 1.5%
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
1.566%, 09/05/2008 Δ	1,100	1,100
California State Economic Recovery, Series C-11 (General Obligation) (LOC: BNP Paribas)
1.446%, 09/05/2008 Δ	23,100	23,100
Chino Basin Regional Financing Authority, Inland Empire Utilities, Series B (LOC: Dexia Bank)
1.536%, 09/05/2008 Δ	5,150	5,150
Los Angeles Wastewater System Revenue, Series A (LOC: Bank of Nova Scotia)
1.576%, 09/05/2008 Δ	7,400	7,400

		36,750

Colorado – 2.2%
Colorado Educational & Cultural Facilities, First Academy Project (LOC: Fifth Third Bank)
1.795%, 09/05/2008 Δ	7,250	7,250
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
1.865%, 09/05/2008 Δ	4,885	4,885
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
1.835%, 09/05/2008 Δ	1,100	1,100

First American Funds 2008 Annual Report   13

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: SunTrust Bank)
1.795%, 09/05/2008 Δ	$10,730	$10,730
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
1.795%, 09/05/2008 Δ	4,850	4,850
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
1.825%, 09/05/2008 Δ	7,000	7,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
1.895%, 09/05/2008 Δ	3,600	3,600
Colorado Health Facilities Authority, Evangelical (LOC: Allied Irish Bank)
1.815%, 09/05/2008 Δ	5,300	5,300
Colorado School Mines Enterprise, Series A (LOC: Dexia Bank)
1.695%, 09/05/2008 Δ	6,000	6,000
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
1.835%, 09/05/2008 Δ	1,200	1,200

		51,915

Connecticut – 1.6%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2
1.895%, 09/01/2008 Δ	37,820	37,820

District of Columbia – 0.6%
District of Columbia, American Public Health Association (LOC: Bank of America)
1.895%, 09/05/2008 Δ	2,385	2,385
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
1.875%, 09/05/2008 Δ	11,150	11,150

		13,535

Florida – 7.2%
Broward County Health Facilities, John Knox Village (LOC: Wachovia Bank)
1.795%, 09/05/2008 Δ	300	300
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
1.735%, 09/05/2008 Δ	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
1.735%, 09/05/2008 Δ	5,000	5,000
Highlands County Health Facilities Authority, Adventist Health, Series A (LOC: SunTrust Bank)
1.895%, 09/05/2008 Δ	7,000	7,000
JEA District Energy System, Series A (LOC: State Street B&T)
1.675%, 09/05/2008 Δ	2,100	2,100
Lakeland Energy System, Series A (LOC: BNP Paribas)
1.775%, 09/05/2008 Δ	5,000	5,000
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
1.915%, 09/05/2008 Δ	3,350	3,350
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: SunTrust Bank)
1.795%, 09/05/2008 Δ	42,000	42,000
Palm Beach County Health (Commercial Paper)
0.800%, 10/09/2008	40,000	40,000
0.800%, 10/09/2008	19,800	19,800
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
1.845%, 09/05/2008 Δ	2,040	2,040
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank)
1.825%, 09/05/2008 Δ	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: SunTrust Bank)
1.795%, 09/05/2008 Δ	6,475	6,475
Tampa Prep School Project (LOC: SunTrust Bank)
1.815%, 09/05/2008 Δ	15,280	15,280
Temple Terrace, Lifepath Hospice Project (LOC: SunTrust Bank)
1.845%, 09/05/2008 Δ	5,800	5,800
UCF Health Facilities, Health Sciences Campus (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	10,000	10,000

		172,630

Georgia – 2.2%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
1.855%, 09/05/2008 Δ	9,480	9,480
Fulton County Development Authority, Metro Atlanta YMCA (LOC: SunTrust Bank)
1.875%, 09/05/2008 Δ	7,355	7,355
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: SunTrust Bank)
1.795%, 09/05/2008 Δ	1,100	1,100
La Grange Development Authority, La Grange College Project (LOC: SunTrust Bank)
1.845%, 09/05/2008 Δ	25,505	25,505
Thomasville Hospital Authority, J.D. Archbold (LOC: SunTrust Bank)
1.845%, 09/05/2008 Δ ■	9,550	9,550

		52,990

Idaho – 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
1.895%, 09/05/2008 Δ	2,985	2,985

Illinois – 10.3%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
1.795%, 09/05/2008 Δ	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
1.865%, 09/05/2008 Δ	2,600	2,600
Cook County (General Obligation)
3.000%, 08/03/2009	5,000	5,064
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
1.835%, 09/05/2008 Δ	13,600	13,600
Illinois Development Finance Authority (LOC: Northern Trust)
1.855%, 09/05/2008 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Trust & Savings) (LOC: Bank One)
1.725%, 09/05/2008 Δ	2,500	2,500

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank)
2.084%, 09/05/2008 Δ	$7,740	$7,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
1.895%, 09/05/2008 Δ	4,000	4,000
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
1.835%, 09/05/2008 Δ	6,255	6,255
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
1.895%, 09/05/2008 Δ	4,675	4,675
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
1.855%, 09/05/2008 Δ	4,915	4,915
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
1.895%, 09/05/2008 Δ	3,375	3,375
Illinois Finance Authority, Chicago Horticultural Project (LOC: J.P. Morgan Chase Bank)
1.865%, 09/05/2008 Δ	9,000	9,000
Illinois Finance Authority, Chicagoland Laborers, Series 2 (LOC: Fifth Third Bank)
1.835%, 09/05/2008 Δ	4,250	4,250
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
1.835%, 09/05/2008 Δ	6,440	6,440
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
1.815%, 09/05/2008 Δ	4,000	4,000
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
1.895%, 09/05/2008 Δ	3,200	3,200
Illinois Finance Authority, North Park University Project (LOC: J.P. Morgan Chase Bank)
1.795%, 09/05/2008 Δ	13,000	13,000
Illinois Finance Authority, Northwestern University, Series A
1.745%, 09/05/2008 Δ	20,300	20,300
Illinois Finance Authority, Northwestern University, Series B
1.695%, 09/05/2008 Δ	43,155	43,155
1.895%, 09/05/2008 Δ	14,000	14,000
Illinois Finance Authority, Northwestern University, Series C
1.695%, 09/05/2008 Δ	2,000	2,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
1.825%, 09/05/2008 Δ	21,470	21,470
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.825%, 09/05/2008 Δ	6,890	6,890
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
1.835%, 09/05/2008 Δ	2,500	2,500
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Fifth Third Bank)
1.935%, 09/05/2008 Δ	13,000	13,000
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank)
1.825%, 09/05/2008 Δ	12,505	12,505
Naperville Heritage YMCA Group (LOC: Citibank)
1.815%, 09/05/2008 Δ	7,000	7,000

		246,594

Indiana – 4.6%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
1.885%, 09/05/2008 Δ	6,250	6,250
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
1.935%, 09/05/2008 Δ	4,495	4,495
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
1.596%, 09/05/2008 Δ	6,000	6,000
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
1.795%, 09/05/2008 Δ	7,350	7,350
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
1.795%, 09/05/2008 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
1.795%, 09/05/2008 Δ	4,625	4,625
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
1.945%, 09/05/2008 Δ	15,700	15,700
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
1.875%, 09/05/2008 Δ	10,475	10,475
Indianapolis Local Public Improvement Bond Bank, Series 2007-J2
2.950%, 01/08/2009	45,000	45,000

		110,280

Iowa – 1.2%
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
2.443%, 09/01/2008 Δ	12,100	12,100
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
1.835%, 09/05/2008 Δ	930	930
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
1.795%, 09/05/2008 Δ	8,670	8,670
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
1.795%, 09/05/2008 Δ	6,000	6,000

		27,700

Kansas – 0.9%
Olathe Health Facilities Medical Center (LOC: Bank of America)
2.473%, 09/01/2008 Δ	10,000	10,000
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
1.815%, 09/05/2008 Δ	7,960	7,960
University of Kansas Hospital Authority Health Facilities (LOC: Harris Bank)
2.443%, 09/01/2008 Δ	3,420	3,420

		21,380

First American Funds 2008 Annual Report   15

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Kentucky – 0.1%
Lexington-Fayette Urban County, Government Industrial Building, Roman Catholic Diocese (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	$3,000	$3,000

Louisiana – 3.1%
East Baton Rouge Parish Road & Street Improvement, Series A (LOC: Dexia Bank)
1.795%, 09/05/2008 Δ	25,000	25,000
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank)
1.835%, 09/05/2008 Δ	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
1.745%, 09/05/2008 Δ	6,075	6,075
1.805%, 09/05/2008 Δ	36,715	36,715

		73,690

Maryland – 2.1%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
1.795%, 09/05/2008 Δ	1,500	1,500
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
1.795%, 09/05/2008 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
1.815%, 09/05/2008 Δ	11,030	11,030
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: J.P. Morgan Chase Bank)
1.795%, 09/05/2008 Δ	35,650	35,650

		51,180

Massachusetts – 5.9%
Massachusetts State (Commercial Paper)
1.470%, 09/03/2008	16,000	16,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
1.695%, 09/05/2008 Δ	5,555	5,555
Massachusetts State Development Finance Agency, Harvard University, Series B-1
2.393%, 09/01/2008 Δ	10,000	10,000
Massachusetts State Development Finance Agency, Harvard University, Series B-2
1.496%, 09/05/2008 Δ	4,150	4,150
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
1.845%, 09/05/2008 Δ	5,250	5,250
Massachusetts State Health & Educational Facilities Authority, Harvard University
1.446%, 09/05/2008 Δ	26,790	26,790
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
1.446%, 09/05/2008 Δ	9,000	9,000
Massachusetts State, Series C (General Obligation) (SPA: State Street B&T)
1.895%, 09/05/2008 Δ	56,000	56,000
Massachusetts State, Series C27 (General Obligation)
2.064%, 09/05/2008 Δ ■	8,000	8,000

		140,745

Michigan – 1.2%
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank)
1.885%, 09/05/2008 Δ	11,100	11,100
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
1.845%, 09/05/2008 Δ	8,735	8,735
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank)
1.825%, 09/05/2008 Δ	8,055	8,055

		27,890

Minnesota – 2.6%
Eden Prairie, Multifamily Housing Authority
1.935%, 09/05/2008 Δ	14,505	14,505
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
1.745%, 09/05/2008 Δ	13,150	13,150
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B1 (LOC: Bank of New York)
1.745%, 09/05/2008 Δ ■	5,600	5,600
Minnesota State (General Obligation)
1.785%, 09/05/2008 Δ ■	2,000	2,000
5.000%, 08/01/2009	10,445	10,771
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
1.995%, 09/05/2008 Δ	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
2.443%, 09/28/2008 Δ	7,000	7,000

		61,726

Mississippi – 0.3%
Mississippi Business Finance, Memphis & Mid-South YMCA (LOC: Wachovia Bank)
1.895%, 09/05/2008 Δ	6,295	6,295

Missouri – 0.6%
Missouri State Health & Educational Facilities (LOC: Bank One)
1.845%, 09/05/2008 Δ	6,465	6,465
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
1.845%, 09/05/2008 Δ	3,700	3,700
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
1.845%, 09/05/2008 Δ	3,500	3,500

		13,665

Montana – 0.4%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
2.543%, 09/01/2008 Δ	60	60
Montana State Department of Transportation, Highway 93 Construction
3.500%, 06/01/2009	1,120	1,133

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank)
1.885%, 09/05/2008 Δ	$9,685	$9,685

		10,878

Nevada – 0.7%
Reno (LOC: Bank of New York)
2.543%, 09/01/2008 Δ	15,900	15,900

New Jersey – 2.3%
Hudson County Improvement Authority (LOC: Bank of New York)
1.895%, 09/05/2008 Δ	13,735	13,735
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
1.715%, 09/05/2008 Δ	17,720	17,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
1.715%, 09/05/2008 Δ	23,000	23,000

		54,455

New Mexico – 0.3%
New Mexico Finance Authority, State Transportation, Subseries B-1 (LOC: State Street B&T)
1.795%, 09/05/2008 Δ	6,500	6,500

New York – 4.8%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
1.795%, 09/05/2008 Δ	14,800	14,800
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
1.795%, 09/05/2008 Δ	33,875	33,875
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyd’s Bank)
1.795%, 09/05/2008 Δ	5,300	5,300
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
1.800%, 09/05/2008 Δ	12,300	12,300
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
1.695%, 09/05/2008 Δ	900	900
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
1.656%, 09/05/2008 Δ	4,400	4,400
New York, Subseries E5 (General Obligation) (LOC: J.P. Morgan Chase Bank)
2.194%, 09/01/2008 Δ	1,500	1,500
2.344%, 09/01/2008 Δ	4,200	4,200
New York, Subseries H7 (General Obligation) (LOC: KBC Bank)
2.344%, 09/01/2008 Δ	20,010	20,010
New York, Subseries J3 (General Obligation) (LOC: Allied Irish Bank)
2.244%, 09/01/2008 Δ	12,900	12,900
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyd’s Bank)
1.715%, 09/05/2008 Δ	5,000	5,000

		115,185

North Carolina – 1.2%
Moore County Industrial Facilities & Pollution Control Financing Authority, Perdue Farms (LOC: Rabobank)
1.895%, 09/05/2008 Δ	4,850	4,850
North Carolina Capital Facilities Finance Agency, Aquarium Society Project (LOC: Bank of America)
1.895%, 09/05/2008 Δ	7,785	7,785
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank)
1.845%, 09/05/2008 Δ	15,535	15,535

		28,170

North Dakota – 0.1%
Mercer County Pollution Control (LOC: LaSalle Bank)
2.144%, 09/05/2008 Δ	3,600	3,600

Ohio – 3.7%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
1.875%, 09/05/2008 Δ	6,005	6,005
Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	11,000	11,000
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank)
1.885%, 09/05/2008 Δ	15,860	15,860
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	3,750	3,750
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
1.855%, 09/05/2008 Δ	10,200	10,200
Logan County Health Care Facilities (LOC: Fifth Third Bank)
1.885%, 09/05/2008 Δ	9,745	9,745
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
1.875%, 09/05/2008 Δ	2,745	2,745
Ohio State, Series 1925 (General Obligation)
1.865%, 09/05/2008 Δ ■	2,570	2,570
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
1.795%, 09/05/2008 Δ	8,180	8,180
Rickenbacker Port Authority Capital Funding
1.875%, 09/05/2008 Δ ■	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
1.795%, 09/05/2008 Δ	9,075	9,075

		87,810

Oklahoma – 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
1.945%, 09/05/2008 Δ	2,420	2,420

First American Funds 2008 Annual Report   17

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Oregon – 2.3%
Clackamas County Hospital Facilities, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
1.825%, 09/05/2008 Δ	$20,995	$20,995
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
1.775%, 09/05/2008 Δ	8,600	8,600
Oregon State, Series A (General Obligation)
3.000%, 06/30/2009	25,000	25,264

		54,859

Pennsylvania – 4.8%
Allegheny County Industrial Development Authority Health & Housing Facilities, Longwood Oakmont, Series A (LOC: Allied Irish Bank)
2.693%, 09/03/2008 Δ	4,930	4,930
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Wachovia Bank)
1.795%, 09/05/2008 Δ	7,285	7,285
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
1.825%, 09/05/2008 Δ	20,000	20,000
1.825%, 09/05/2008 Δ	6,750	6,750
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyd’s Bank)
1.795%, 09/05/2008 Δ	33,210	33,210
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyd’s Bank)
1.795%, 09/05/2008 Δ	7,985	7,985
Lancaster County Hospital Authority, Masonic Hones Project, Series A (LOC: Wachovia Bank)
2.443%, 09/05/2008 Δ	8,280	8,280
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
1.855%, 09/05/2008 Δ	8,675	8,675
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
1.795%, 09/05/2008 Δ	3,270	3,270
Pennsylvania State, Series 11056 (General Obligation)
1.785%, 09/13/2008 Δ ■	3,775	3,775
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
1.815%, 09/05/2008 Δ	11,000	11,000

		115,160

Rhode Island – 0.5%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
1.795%, 09/05/2008 Δ	11,285	11,285

South Carolina – 0.4%
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.815%, 09/05/2008 Δ	6,500	6,500
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.815%, 09/05/2008 Δ	2,500	2,500

		9,000

Tennessee – 1.2%
Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Regions Bank)
1.885%, 09/05/2008 Δ	4,000	4,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: SunTrust Bank)
1.845%, 09/05/2008 Δ	6,000	6,000
Loudon Industrial Development Board Pollution Control, A.E. Stanley Manufacturing Project (LOC: Citibank)
1.880%, 09/05/2008 Δ ■	8,100	8,100
Met Government Nashville & Davidson (LOC: Societe Generale)
1.885%, 09/05/2008 Δ ■	7,035	7,035
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale)
3.839%, 09/05/2008 Δ	4,100	4,100

		29,235

Texas – 13.1%
ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: Bank of America)
1.825%, 09/05/2008 Δ ■ ¥	11,390	11,390
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: Bank of America)
1.825%, 09/05/2008 Δ ■ ¥	6,995	6,995
Alamo Heights Independent School District, Series 980 (General Obligation) (INS: PSF-Guaranteed)
1.865%, 09/05/2008 Δ ■	3,495	3,495
Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.785%, 09/05/2008 Δ ■	3,110	3,110
Austin Water & Wastewater (LOC: Dexia Bank)
1.795%, 09/05/2008 Δ	15,500	15,500
Boerne Independent School District #D46 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	5,280	5,280
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
1.865%, 09/05/2008 Δ ■	6,690	6,690
Brownsville Independent School District, Series D79 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	3,800	3,800
Conroe Independent School District, Series D273 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	5,280	5,280
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
1.805%, 09/05/2008 Δ	5,375	5,375

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Cypress-Fairbanks Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.725%, 09/05/2008 Δ ■	$4,480	$4,480
Cypress-Fairbanks Independent School District, Series D155 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia bank)
1.915%, 09/05/2008 Δ ■	5,795	5,795
Dallas Waterworks & Sewer System
1.725%, 09/05/2008 Δ ■	17,985	17,985
Denton Independent School District (General Obligation) (INS: PSF-Guaranteed) (SPA: Westdeutsche Landesbank)
1.900%, 02/01/2009 ■	13,400	13,400
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
1.865%, 09/05/2008 Δ ■	1,990	1,990
El Paso Independent School District, Series K02 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	3,995	3,995
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
1.985%, 09/05/2008 Δ ■	1,895	1,895
Fort Bend Independent School District, Series D145 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	8,690	8,690
Galena Park Independent School District, Series K04 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	6,620	6,620
Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
1.845%, 09/05/2008 Δ	4,000	4,000
Harris County (General Obligation)
3.000%, 02/26/2009	15,000	15,105
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
1.885%, 09/05/2008 Δ	18,605	18,605
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
1.815%, 09/05/2008 Δ	8,200	8,200
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.835%, 09/05/2008 Δ	5,200	5,200
Houston Higher Education Revenue, Series 1865
1.865%, 09/05/2008 Δ ■	5,530	5,530
Houston Independent School District, Series 1078B (General Obligation) (INS: PSF-Guaranteed)
1.865%, 09/05/2008 Δ ■	5,715	5,715
Houston Independent School District, Series A, Pre-refunded 02/15/2009 @ 100 (General Obligation) (INS: PSF-Guaranteed)
4.750%, 02/15/2009 ◊	10,500	10,651
Houston Independent School District, Series C29 (General Obligation) (INS: PSF-Guaranteed)
1.915%, 09/05/2008 Δ ■	1,715	1,715
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty)
1.795%, 09/05/2008 Δ	1,500	1,500
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.785%, 09/05/2008 Δ ■	1,475	1,475
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
1.865%, 09/05/2008 Δ ■	5,275	5,275
Lewisville Independent School District, Series D-34 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	3,950	3,950
Metropolitan Higher Educational Authority, University of Dallas Project (LOC: J.P. Morgan Chase Bank)
1.945%, 09/05/2008 Δ	6,595	6,595
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
1.885%, 09/05/2008 Δ	16,875	16,875
Pflugerville Independent School District, Series D222 (General Obligation) (INS: PSF-Guaranteed)
1.915%, 09/05/2008 Δ ■	5,960	5,960
Port Neches-Groves Independent School District, Series D138 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	7,435	7,435
San Antonio Electric & Gas, Series D178 (SPA: Wachovia Bank)
2.064%, 09/05/2008 Δ ■	2,995	2,995
San Antonio Electric & Gas, Series D65 (SPA: Wachovia Bank)
2.064%, 09/05/2008 Δ ■	3,125	3,125
San Antonio, Series D71 (General Obligation) (SPA: Wachovia Bank)
2.064%, 09/05/2008 Δ ■	2,155	2,155
San Antonio, Series D85 (General Obligation) (SPA: Wachovia Bank)
2.064%, 09/05/2008 Δ ■	2,780	2,780
Socorro Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.785%, 09/05/2008 Δ ■	1,860	1,860
Socorro Independent School District, Series K01 (General Obligation) (INS: PSF- Guaranteed) (SPA: Wachovia Bank)
1.915%, 09/05/2008 Δ ■	3,000	3,000
Texas State
3.000%, 08/28/2009	35,000	35,467
Texas State, Series D187 (General Obligation) (SPA: Wachovia Bank)
2.064%, 09/05/2008 Δ ■	4,300	4,300
Texas State, Series 2481 (General Obligation)
1.865%, 09/05/2008 Δ ■	2,200	2,200

		313,433

Virginia – 3.0%
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B (INS: County Guaranteed)
3.625%, 10/09/2008	49,485	49,501
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
1.815%, 09/05/2008 Δ	18,330	18,330

First American Funds 2008 Annual Report   19

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Richmond Industrial Development Authority, Church Schools (LOC: Suntrust Bank)
2.413%, 09/01/2008 Δ	$1,335	$1,335
Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC: Branch Banking & Trust)
2.423%, 09/01/2008 Δ	1,400	1,400

		70,566

Washington – 3.3%
King County School District (General Obligation) (INS: School Bond Guaranty)
4.000%, 06/01/2009	4,750	4,828
Seattle, Series D250 (General Obligation) (SPA: Wachovia bank)
1.915%, 09/05/2008 Δ ■	7,000	7,000
Washington State (General Obligation)
1.805%, 09/05/2008 Δ ■	2,795	2,795
Washington State Housing Finance Community Nonprofit Housing, Franke Tobey Jones Project (LOC: Wells Fargo Bank)
2.403%, 09/01/2008 Δ	6,650	6,650
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
1.845%, 09/05/2008 Δ	16,210	16,210
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
1.795%, 09/05/2008 Δ	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
1.945%, 09/05/2008 Δ	5,730	5,730
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
1.795%, 09/05/2008 Δ	1,000	1,000
Washington State, Series 2000A, Pre-refunded 07/01/2009 @ 100 (General Obligation)
5.625%, 07/01/2009 ◊	2,000	2,066
Washington State, Series 2465 (General Obligation)
1.865%, 09/05/2008 Δ ■	5,785	5,785
Washington State, Series 2480 (General Obligation)
1.865%, 09/05/2008 Δ ■	1,225	1,225
Washington State, Series C28 (General Obligation) (SPA: Bank of New York)
2.064%, 09/05/2008 Δ ■	5,000	5,000
Washington State, Series R3087 (General Obligation)
1.785%, 09/05/2008 Δ ■	2,000	2,000

		77,909

West Virginia – 0.5%
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
1.795%, 09/05/2008 Δ	8,815	8,815
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
1.895%, 09/05/2008 Δ	2,075	2,075

		10,890

Wisconsin – 2.2%
City of Milwaukee (Commercial Paper)
0.000%, 10/09/2008	6,000	6,000
Pleasant Prairie Pollution Control (LOC: Wells Fargo Bank)
1.850%, 09/05/2008 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
1.815%, 09/05/2008 Δ	4,560	4,560
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
1.835%, 09/05/2008 Δ	100	100
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
1.795%, 09/05/2008 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: J.P. Morgan Chase Bank)
1.865%, 09/05/2008 Δ	21,750	21,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
1.825%, 09/05/2008 Δ	3,520	3,520

		51,930

Total Municipal Bonds
(Cost $2,305,195)		2,305,195

Money Market Fund – 2.0%
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $46,521)	46,521,000	46,521

Total Investments – 98.7%
(Cost $2,351,716)		2,351,716

Other Assets and Liabilities, Net – 1.3%		31,671

Total Net Assets – 100.0%		$2,383,387

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2008. The date shown is the next projected reset date.

■	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2008, the value of these investments was $247,355 or 10.4% of total net assets.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2008 the value of these investments was $18,385 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

INS –	Insured

LOC –	Letter of Credit

PSF –	Permanent School Fund

SPA –	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Annual Report

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Treasury Obligation – 5.3%
U.S. Treasury Note
4.875%, 05/15/2009
(Cost $1,020,412)	$1,000,000	$1,020,412

Repurchase Agreements – 94.8%
ABN AMRO
2.000%, dated 08/29/2008, matures 09/02/2008, repurchase price $3,300,733 (collateralized by U.S. Treasury Obligations: Total market value $3,366,000)	3,300,000	3,300,000
Bank of America
2.000%, dated 08/29/2008, matures 09/02/2008, repurchase price $1,050,233 (collateralized by U.S. Treasury Obligations: Total market value $1,071,000)	1,050,000	1,050,000
Barclays
2.010%, dated 08/29/2008, matures 09/02/2008, repurchase price $2,400,536 (collateralized by U.S. Treasury Obligations: Total market value $2,448,000)	2,400,000	2,400,000
Barclays
2.020%, dated 08/29/2008, matures 10/01/2008, repurchase price $500,000 (collateralized by U.S. Treasury Obligations: Total market value $510,000) ¥	500,000	500,000
Calyon
2.010%, dated 08/29/2008, matures 09/02/2008, repurchase price $700,156 (collateralized by U.S. Treasury Obligations: Total market value $714,000)	700,000	700,000
CS First Boston
2.030%, dated 08/29/2008, matures 09/02/2008, repurchase price $2,000,451 (collateralized by U.S. Treasury Obligations: Total market value $2,040,009)	2,000,000	2,000,000
Deutsche Bank
2.020%, dated 08/29/2008, matures 09/02/2008, repurchase price $3,750,842 (collateralized by U.S. Treasury Obligations: Total market value $3,825,000)	3,750,000	3,750,000
Fortis Bank
2.010%, dated 08/29/2008, matures 09/02/2008, repurchase price $500,112 (collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Greenwich Capital
2.000%, dated 08/29/2008, matures 09/02/2008, repurchase price $1,400,311 (collateralized by U.S. Treasury Obligations: Total market value $1,428,001)	1,400,000	1,400,000
HSBC
2.000%, dated 08/29/2008, matures 09/02/2008, repurchase price $1,000,222 (collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Merrill Lynch
2.000%, dated 08/29/2008, matures 09/02/2008, repurchase price $400,089 (collateralized by U.S. Treasury Obligations: Total market value $408,006)	400,000	400,000
UBS Warburg
1.980%, dated 08/29/2008, matures 09/02/2008, repurchase price $1,191,186 (collateralized by U.S. Treasury Obligations: Total market value $1,214,747)	1,190,924	1,190,924

Total Repurchase Agreements
(Cost $18,190,924)		18,190,924

Total Investments – 100.1%
(Cost $19,211,336)		19,211,336

Other Assets and Liabilities, Net – (0.1)%		(15,345)

Total Net Assets – 100.0%		$19,195,991

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2008 the value of these investments was $500,000 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

First American Funds 2008 Annual Report   21

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations – 96.5%
U.S. Treasury Bills Ä
1.712%, 09/04/2008	$148,711	$148,690
1.679%, 09/11/2008	200,915	200,821
1.889%, 09/15/2008	60,000	59,956
1.724%, 09/18/2008	193,959	193,801
1.414%, 09/25/2008	19,493	19,475
1.473%, 10/02/2008	110,000	109,860
1.682%, 10/09/2008	105,000	104,814
1.544%, 10/16/2008	45,000	44,913
1.492%, 10/23/2008	35,000	34,925
1.664%, 10/30/2008	20,000	19,945
1.825%, 11/06/2008	21,357	21,285
1.826%, 11/13/2008	50,000	49,815
1.690%, 11/20/2008	25,000	24,906
1.716%, 11/28/2008	82,809	82,462
2.170%, 12/04/2008	2,938	2,921
1.742%, 12/11/2008	15,000	14,927
1.835%, 12/26/2008	35,000	34,793
1.813%, 01/02/2009	87,258	86,718
1.785%, 01/08/2009	15,000	14,904
1.860%, 02/19/2009	10,000	9,912

Total U.S. Treasury Obligations
(Cost $1,279,843)		1,279,843

Money Market Fund – 3.6%
Goldman Sachs Financial Square Treasury Instruments Fund	48,157,062	48,157
(Cost $48,157)

Total Investments – 100.1%
(Cost $1,328,000)		1,328,000

Other Assets and Liabilities, Net – (0.1)%		(1,827)

Total Net Assets – 100.0%		$1,326,173

Ä	Yield shown is effective yield as of August 31, 2008.

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Annual Report

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Statements ofAssets and Liabilities	August 31, 2008, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost (note 2)	$8,999,465	$23,284,956	$2,351,716	$1,020,412	$1,328,000
Repurchase agreements, at amortized cost (note 2)	3,848,041	886,035	—	18,190,924	—
Cash	1	—	13	1	—
Receivable for investments sold	—	—	29,179	—	—
Receivable for interest	28,004	69,341	5,986	17,737	53
Receivable for capital shares sold	64	1,106	—	—	—
Prepaid expenses and other assets	10	38	78	34	9

Total assets	12,875,585	24,241,476	2,386,972	19,229,108	1,328,062

LIABILITIES:
Bank overdraft	—	282	—	—	—
Dividends payable	19,444	48,301	2,692	24,998	1,371
Payable for investments purchased	198,896	—	—	—	—
Payable for capital shares redeemed	—	1,652	—	33	2
Payable to affiliates (note 3)	2,079	4,560	423	3,348	216
Payable for distribution and shareholder servicing fees	2,669	3,651	450	4,708	279
Accrued expenses and other liabilities	222	254	20	30	21

Total liabilities	223,310	58,700	3,585	33,117	1,889

Net assets	$12,652,275	$24,182,776	$2,383,387	$19,195,991	$1,326,173

COMPOSITION OF NET ASSETS:
Portfolio capital	$12,652,363	$24,182,936	$2,383,270	$19,196,084	$1,326,178
Undistributed (distributions in excess of) net investment income	(37)	163	(5)	(16)	(3)
Accumulated net realized gain (loss) on investments (note 2)	(51)	(323)	122	(77)	(2)

Net assets	$12,652,275	$24,182,776	$2,383,387	$19,195,991	$1,326,173

Class A:
Net assets	$710,680	$2,315,088	$255,762	$1,391,961	$89,497
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	710,684	2,315,296	255,789	1,391,947	89,498
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$5,610	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	5,615	—	—	——
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$5,060	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	5,056	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,628,910	$1,936,019	$159,924	$6,868,518	$321,431
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,628,939	1,935,988	159,919	6,868,606	321,430
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,608,965	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,609,027	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$6,935,957	$8,092,898	$1,281,930	$5,482,050	$570,751
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	6,936,090	8,092,840	1,281,873	5,482,104	570,754
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$1,915,386	$8,864,378	$644,429	$3,713,560	$219,278
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,915,395	8,864,693	644,414	3,713,568	219,279
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$461,342	$1,354,758	$41,342	$766,652	$125,216
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	461,343	1,354,610	41,340	766,653	125,216
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$973,250	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	973,280	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Annual Report

Statements ofOperations	For the year ended August 31, 2008, all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$337,710	$837,012	$61,925	$592,147	$28,347
Securities lending income (note 2)	347	—	—	—	—

Total investment income	338,057	837,012	61,925	592,147	28,347

EXPENSES (note 3):
Investment advisory fees	10,380	22,108	2,378	19,495	1,079
Administration fees and expenses	12,784	27,667	2,969	24,335	1,331
Transfer agent fees and expenses	105	208	117	83	120
Custodian fees	529	1,105	120	975	54
Legal fees	12	31	12	12	12
Audit fees	29	57	29	29	29
Registration fees	262	354	52	95	38
Postage and printing fees	103	208	23	207	6
Directors’ fees	24	37	24	24	24
Other expenses	66	90	56	103	71
Distribution and shareholder servicing fees – Class A	3,185	11,009	1,044	8,944	283
Distribution and shareholder servicing fees – Class B	—	129	—	—	—
Distribution and shareholder servicing fees – Class C	—	109	—	—	—
Distribution and shareholder servicing fees – Class D	8,001	6,518	508	27,485	1,307
Shareholder servicing fees – Class I	—	3,265	—	—	—
Shareholder servicing fees – Class Y	13,056	17,835	3,283	14,880	1,248
Shareholder servicing fees – Institutional Investor Class	611	1,588	34	906	20
Distribution and shareholder servicing fees – Reserve Class	—	—	—	7,950	—

Total expenses	49,147	92,318	10,649	105,523	5,622

Less: Fee waivers and reimbursements (note 3)	(3,216)	(3,392)	(920)	(5,903)	(577)
Less: Indirect payments from the custodian (note 3)	(4)	(51)	(7)	(29)	(2)

Total net expenses	45,927	88,875	9,722	99,591	5,043

Investment income – net	292,130	748,137	52,203	492,556	23,304

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments	(13)	(76,482)	128	1	(1)
Reimbursement from affiliate (note 7)	—	76,565	—	—	—

Net gain (loss) on investments	(13)	83	128	1	(1)

Net increase in net assets resulting from operations	$292,117	$748,220	$52,331	$492,557	$23,303

First American Funds 2008 Annual Report   25

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/08	8/31/07	8/31/08	8/31/07

OPERATIONS:
Investment income – net	$292,130	$286,459	$748,137	$894,525
Net realized gain (loss) on investments	(13)	(30)	(76,482)	(401)
Reimbursement from affiliate (note 7)	—	—	76,565	—

Net increase in net assets resulting from operations	292,117	286,429	748,220	894,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(16,455)	(20,977)	(67,841)	(88,875)
Class B	—	—	(337)	(443)
Class C	—	—	(288)	(441)
Class D	(51,762)	(55,340)	(49,917)	(53,117)
Class I	—	—	(56,905)	(88,913)
Class Y	(146,444)	(165,972)	(238,924)	(302,140)
Class Z	(58,122)	(24,333)	(276,077)	(323,249)
Institutional Investor Class	(19,352)	(19,793)	(57,857)	(36,921)
Piper Jaffray Class (note 1)	—	(45)	—	(427)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Piper Jaffray Class (note 1)	—	—	—	—

Total distributions	(292,135)	(286,460)	(748,146)	(894,526)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	11,859,435	12,962,031	5,368,895	6,512,356
Reinvestment of distributions	1,809	2,549	53,227	60,926
Payments for redemptions	(11,535,236)	(13,009,478)	(5,155,393)	(6,232,204)

Increase (decrease) in net assets from Class A transactions	326,008	(44,898)	266,729	341,078

Class B:
Proceeds from sales	—	—	10,444	10,009
Reinvestment of distributions	—	—	313	379
Payments for redemptions	—	—	(16,936)	(10,367)

Increase (decrease) in net assets from Class B transactions	—	—	(6,179)	21

Class C:
Proceeds from sales	—	—	11,135	11,196
Reinvestment of distributions	—	—	294	363
Payments for redemptions	—	—	(16,914)	(15,501)

Decrease in net assets from Class C transactions	—	—	(5,485)	(3,942)

Class D:
Proceeds from sales	9,625,232	6,929,212	25,841,241	19,234,917
Reinvestment of distributions	—	5	4	20
Payments for redemptions	(8,317,314)	(6,915,217)	(25,007,382)	(19,098,125)

Increase (decrease) in net assets from Class D transactions	1,307,918	14,000	833,863	136,812

Class I:
Proceeds from sales	—	—	14,913,360	12,090,743
Reinvestment of distributions	—	—	1,820	826
Payments for redemptions	—	—	(14,958,626)	(12,371,612)

Decrease in net assets from Class I transactions	—	—	(43,446)	(280,043)

Class Y:
Proceeds from sales	73,110,779	69,354,246	44,360,348	44,943,620
Reinvestment of distributions	31,239	34,921	64,717	74,281
Payments for redemptions	(69,855,154)	(68,868,585)	(42,521,613)	(44,729,276)

Increase (decrease) in net assets from Class Y transactions	3,286,864	520,582	1,903,452	288,625

Class Z:
Proceeds from sales	42,603,875	21,519,822	279,249,244	208,049,592
Reinvestment of distributions	5,935	3,477	34,823	36,247
Payments for redemptions	(41,478,977)	(21,172,988)	(276,520,272)	(207,080,260)

Increase (decrease) in net assets from Class Z transactions	1,130,833	350,311	2,763,795	1,005,579

Institutional Investor Class:
Proceeds from sales	2,106,422	3,306,113	16,604,431	6,891,935
Reinvestment of distributions	—	—	3	—
Payments for redemptions	(2,087,780)	(2,882,682)	(16,027,544)	(6,342,803)

Increase (decrease) in net assets from Institutional Investor Class transactions	18,642	423,431	576,890	549,132

Piper Jaffray Class (note 1):
Proceeds from sales	—	1,649	—	21,870
Reinvestment of distributions	—	366	—	3,827
Payments for redemptions	—	(17,807)	—	(160,238)

Decrease in net assets from Piper Jaffray Class transactions	—	(15,792)	—	(134,541)

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	6,070,265	1,247,634	6,289,619	1,902,721

Total increase (decrease) in net assets	6,070,247	1,247,603	6,289,693	1,902,319
Net assets at beginning of year	6,582,028	5,334,425	17,893,083	15,990,764

Net assets at end of year	$12,652,275	$6,582,028	$24,182,776	$17,893,083

Undistributed (distributions in excess of) net investment income	$(37)	$(32)	$163	$172

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Annual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/08	8/31/07	8/31/08	8/31/07	8/31/08	8/31/07

$52,203	$69,606	$492,556	$826,698	$23,304	$37,506
128	18	1	—	(1)	34
—	—	—	—	—	—

52,331	69,624	492,557	826,698	23,303	37,540

(3,761)	(5,639)	(41,811)	(69,120)	(927)	(1,249)
—	—	—	—	—	—
—	—	—	—	—	—
(2,222)	(1,922)	(168,454)	(310,071)	(6,843)	(8,570)
—	—	—	—	—	—
(27,871)	(34,365)	(155,609)	(296,240)	(11,092)	(21,712)
(17,573)	(26,972)	(79,790)	(73,794)	(4,105)	(5,697)
(776)	(695)	(24,299)	(28,192)	(340)	(278)
—	(13)	—	(2)	—	—
—	—	(22,604)	(49,279)	—	—

—	(2)	—	—	—	—
—	(1)	—	—	—	—
—	—	—	—	—	—
—	(9)	—	—	—	—
—	(5)	—	—	—	—
—	—	—	—	—	—

(52,203)	(69,623)	(492,567)	(826,698)	(23,307)	(37,506)

673,627	421,930	6,394,263	6,935,788	251,459	306,528
2,401	3,504	852	821	116	105
(592,693)	(425,816)	(6,722,838)	(6,713,343)	(179,804)	(355,690)

83,335	(382)	(327,723)	223,266	71,771	(49,057)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

153,246	118,655	18,789,655	32,793,176	1,481,136	831,201
—	—	4	3	—	—
(44,447)	(114,842)	(19,153,193)	(31,612,458)	(1,389,738)	(789,676)

108,799	3,813	(363,534)	1,180,721	91,398	41,525

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

3,293,134	4,363,608	40,892,998	81,787,466	1,853,616	6,165,783
2,953	4,234	12,732	21,148	24	—
(3,211,381)	(4,054,723)	(41,567,656)	(81,060,201)	(1,745,279)	(6,058,496)

84,706	313,119	(661,926)	748,413	108,361	107,287

3,892,892	3,838,274	37,277,009	19,659,278	846,726	599,663
606	1,261	20,032	6,120	114	—
(4,172,984)	(3,627,139)	(36,179,878)	(17,946,205)	(745,401)	(606,784)

(279,486)	212,396	1,117,163	1,719,193	101,439	(7,121)

139,098	92,822	4,913,133	4,740,379	169,283	123,391
—	—	—	—	—	—
(133,085)	(67,587)	(4,840,094)	(4,484,351)	(46,519)	(137,023)

6,013	25,235	73,039	256,028	122,764	(13,632)

—	336	—	26	—	—
—	136	—	39	—	—
—	(7,497)	—	(881)	—	—

—	(7,025)	—	(816)	—	—

—	—	2,021,682	3,587,276	—	—
—	—	10,930	24,074	—	—
—	—	(2,226,931)	(3,805,632)	—	—

—	—	(194,319)	(194,282)	—	—

3,367	547,156	(357,300)	3,932,523	495,733	79,002

3,495	547,157	(357,310)	3,932,523	495,729	79,036
2,379,892	1,832,735	19,553,301	15,620,778	830,444	751,408

$2,383,387	$2,379,892	$19,195,991	$19,553,301	$1,326,173	$830,444

$(5)	$(5)	$(16)	$(5)	$(3)	$—

First American Funds 2008 Annual Report   27

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[7]

Government Obligations Fund
Class A
2008[1]	$1.00	$0.028	$(0.028)	$1.00	2.79%
2007[1]	1.00	0.046	(0.046)	1.00	4.66
2006[1]	1.00	0.038	(0.038)	1.00	3.86
2005[2]	1.00	0.017	(0.017)	1.00	1.73
2004[3,4]	1.00	0.004	(0.004)	1.00	0.45
2003[3]	1.00	0.006	(0.006)	1.00	0.52
Class D
2008[1]	$1.00	$0.029	$(0.029)	$1.00	2.95%
2007[1]	1.00	0.047	(0.047)	1.00	4.82
2006[1]	1.00	0.039	(0.039)	1.00	4.01
2005[2]	1.00	0.019	(0.019)	1.00	1.87
2004[3]	1.00	0.006	(0.006)	1.00	0.60
2003[3]	1.00	0.008	(0.008)	1.00	0.78
Class Y
2008[1]	$1.00	$0.031	$(0.031)	$1.00	3.10%
2007[1]	1.00	0.049	(0.049)	1.00	4.97
2006[1]	1.00	0.041	(0.041)	1.00	4.17
2005[2]	1.00	0.020	(0.020)	1.00	2.01
2004[3]	1.00	0.007	(0.007)	1.00	0.75
2003[3]	1.00	0.009	(0.009)	1.00	0.93
Class Z
2008[1]	$1.00	$0.033	$(0.033)	$1.00	3.36%
2007[1]	1.00	0.051	(0.051)	1.00	5.23
2006[1]	1.00	0.043	(0.043)	1.00	4.43
2005[2]	1.00	0.022	(0.022)	1.00	2.25
2004[5]	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2008[1]	$1.00	$0.032	$(0.032)	$1.00	3.25%
2007[1]	1.00	0.050	(0.050)	1.00	5.13
2006[6]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the period September 1 to August 31 in the year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$710,680	0.75%	2.58%	0.78%	2.55%
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40
60,206	0.75	0.67	0.81	0.61

$2,628,910	0.60%	2.59%	0.63%	2.56%
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55
902,940	0.60	0.73	0.65	0.68

$6,935,957	0.45%	2.81%	0.48%	2.78%
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70
1,550,445	0.45	0.93	0.51	0.87

$1,915,386	0.20%	3.04%	0.23%	3.01%
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$461,342	0.30%	3.16%	0.33%	3.13%
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

First American Funds 2008 Annual Report   29

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[7]

Prime Obligations Fund
Class A
2008[1]	$1.00	$0.031	$(0.031)	$1.00	3.17%
2007[1]	1.00	0.046	(0.046)	1.00	4.70
2006[1]	1.00	0.038	(0.038)	1.00	3.88
2005[2]	1.00	0.017	(0.017)	1.00	1.75
2004[3,4]	1.00	0.005	(0.005)	1.00	0.48
2003[3]	1.00	0.007	(0.007)	1.00	0.67
Class B
2008[1]	$1.00	$0.026	$(0.026)	$1.00	2.70%
2007[1]	1.00	0.042	(0.042)	1.00	4.23
2006[1]	1.00	0.034	(0.034)	1.00	3.42
2005[2]	1.00	0.013	(0.013)	1.00	1.33
2004[3]	1.00	0.001	(0.001)	1.00	0.11
2003[3]	1.00	0.001	(0.001)	1.00	0.04
Class C
2008[1]	$1.00	$0.027	$(0.027)	$1.00	2.71%
2007[1]	1.00	0.042	(0.042)	1.00	4.26
2006[1]	1.00	0.034	(0.034)	1.00	3.42
2005[2]	1.00	0.013	(0.013)	1.00	1.33
2004[3]	1.00	0.001	(0.001)	1.00	0.11
2003[3]	1.00	0.001	(0.001)	1.00	0.14
Class D
2008[1]	$1.00	$0.033	$(0.033)	$1.00	3.32%
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.04
2005[2]	1.00	0.019	(0.019)	1.00	1.89
2004[3]	1.00	0.006	(0.006)	1.00	0.63
2003[3]	1.00	0.008	(0.008)	1.00	0.82
Class I
2008[1]	$1.00	$0.035	$(0.035)	$1.00	3.56%
2007[1]	1.00	0.050	(0.050)	1.00	5.10
2006[1]	1.00	0.042	(0.042)	1.00	4.28
2005[2]	1.00	0.021	(0.021)	1.00	2.10
2004[3]	1.00	0.009	(0.009)	1.00	0.86
2003[3]	1.00	0.010	(0.010)	1.00	1.05
Class Y
2008[1]	$1.00	$0.034	$(0.034)	$1.00	3.48%
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[1]	1.00	0.041	(0.041)	1.00	4.20
2005[2]	1.00	0.020	(0.020)	1.00	2.03
2004[3]	1.00	0.008	(0.008)	1.00	0.78
2003[3]	1.00	0.010	(0.010)	1.00	0.97
Class Z
2008[1]	$1.00	$0.037	$(0.037)	$1.00	3.77%
2007[1]	1.00	0.052	(0.052)	1.00	5.31
2006[1]	1.00	0.044	(0.044)	1.00	4.49
2005[2]	1.00	0.023	(0.023)	1.00	2.29
2004[3]	1.00	0.011	(0.011)	1.00	1.06
2003[5]	1.00	0.002	(0.002)	1.00	0.16
Institutional Investor Class
2008[1]	$1.00	$0.036	$(0.036)	$1.00	3.66%
2007[1]	1.00	0.051	(0.051)	1.00	5.20
2006[6]	1.00	0.020	(0.020)	1.00	2.05

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the fiscal year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from August 1, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$2,315,088	0.78%	3.08%	0.78%	3.08%
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48
120,863	0.78	0.59	0.80	0.57

$5,610	1.23%	2.63%	1.23%	2.63%
11,789	1.23	4.16	1.23	4.16
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13
8,079	1.36	0.10	1.38	0.08

$5,060	1.23%	2.65%	1.23%	2.65%
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15
6,736	1.33	0.07	1.35	0.05

$1,936,019	0.63%	3.07%	0.63%	3.07%
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60
632,464	0.63	0.80	0.65	0.78

$1,608,965	0.40%	3.49%	0.43%	3.46%
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82
1,631,687	0.40	1.07	0.42	1.05

$8,092,898	0.48%	3.35%	0.48%	3.35%
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74
6,830,595	0.48	0.98	0.50	0.96

$8,864,378	0.20%	3.49%	0.23%	3.46%
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04
3,228,365	0.20	0.97	0.22	0.95

$1,354,758	0.30%	3.64%	0.33%	3.61%
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

First American Funds 2008 Annual Report   31

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[7]

Tax Free Obligations Fund
Class A
2008[1]	$1.00	$0.018	$(0.018)	$1.00	1.86%
2007[1]	1.00	0.029	(0.029)	1.00	2.94
2006[1]	1.00	0.024	(0.024)	1.00	2.45
2005[2]	1.00	0.012	(0.012)	1.00	1.22
2004[3,4]	1.00	0.003	(0.003)	1.00	0.35
2003[3]	1.00	0.005	(0.005)	1.00	0.45
Class D
2008[1]	$1.00	$0.020	$(0.020)	$1.00	2.01%
2007[1]	1.00	0.031	(0.031)	1.00	3.09
2006[1]	1.00	0.026	(0.026)	1.00	2.61
2005[2]	1.00	0.013	(0.013)	1.00	1.36
2004[3]	1.00	0.005	(0.005)	1.00	0.50
2003[3]	1.00	0.006	(0.006)	1.00	0.60
Class Y
2008[1]	$1.00	$0.021	$(0.021)	$1.00	2.17%
2007[1]	1.00	0.032	(0.032)	1.00	3.25
2006[1]	1.00	0.027	(0.027)	1.00	2.76
2005[2]	1.00	0.015	(0.015)	1.00	1.50
2004[3]	1.00	0.006	(0.006)	1.00	0.65
2003[3]	1.00	0.008	(0.008)	1.00	0.76
Class Z
2008[1]	$1.00	$0.024	$(0.024)	$1.00	2.42%
2007[1]	1.00	0.035	(0.035)	1.00	3.51
2006[1]	1.00	0.030	(0.030)	1.00	3.02
2005[2]	1.00	0.017	(0.017)	1.00	1.73
2004[5]	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2008[1]	$1.00	$0.023	$(0.023)	$1.00	2.32%
2007[1]	1.00	0.034	(0.034)	1.00	3.40
2006[6]	1.00	0.014	(0.014)	1.00	1.37

[1]	For the period September 1 to August 31 in the year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$255,762	0.75%	1.80%	0.79%	1.76%
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29
123,272	0.75	0.48	0.81	0.42

$159,924	0.60%	1.75%	0.64%	1.71%
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43
19,343	0.60	0.59	0.65	0.54

$1,281,930	0.45%	2.12%	0.49%	2.08%
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58
880,685	0.45	0.72	0.50	0.67

$644,429	0.20%	2.52%	0.24%	2.48%
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91

$41,342	0.30%	2.31%	0.34%	2.27%
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

First American Funds 2008 Annual Report   33

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[8]

Treasury Obligations Fund
Class A
2008[1]	$1.00	$0.023	$(0.023)	$1.00	2.30%
2007[1]	1.00	0.045	(0.045)	1.00	4.55
2006[1]	1.00	0.037	(0.037)	1.00	3.79
2005[2]	1.00	0.016	(0.016)	1.00	1.65
2004[3,4]	1.00	0.004	(0.004)	1.00	0.39
2003[3]	1.00	0.006	(0.006)	1.00	0.56
Class D
2008[1]	$1.00	$0.024	$(0.024)	$1.00	2.45%
2007[1]	1.00	0.046	(0.046)	1.00	4.71
2006[1]	1.00	0.039	(0.039)	1.00	3.95
2005[2]	1.00	0.018	(0.018)	1.00	1.79
2004[3]	1.00	0.005	(0.005)	1.00	0.54
2003[3]	1.00	0.007	(0.007)	1.00	0.71
Class Y
2008[1]	$1.00	$0.027	$(0.027)	$1.00	2.60%
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.10
2005[2]	1.00	0.019	(0.019)	1.00	1.93
2004[3]	1.00	0.007	(0.007)	1.00	0.69
2003[3]	1.00	0.009	(0.009)	1.00	0.86
Class Z
2008[1]	$1.00	$0.028	$(0.028)	$1.00	2.86%
2007[1]	1.00	0.051	(0.051)	1.00	5.13
2006[1]	1.00	0.043	(0.043)	1.00	4.36
2005[2]	1.00	0.021	(0.021)	1.00	2.16
2004[5]	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2008[1]	$1.00	$0.027	$(0.027)	$1.00	2.75%
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[6]	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2008[1]	$1.00	$0.024	$(0.024)	$1.00	2.11%
2007[1]	1.00	0.043	(0.043)	1.00	4.35
2006[1]	1.00	0.035	(0.035)	1.00	3.60
2005[7]	1.00	—	—	1.00	0.01

[1]	For the period September 1 to August 31 in the year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,391,961	0.75%	2.34%	0.78%	2.31%
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34
1,354,195	0.75	0.57	0.80	0.52

$6,868,518	0.60%	2.45%	0.63%	2.42%
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48
5,720,129	0.60	0.68	0.65	0.63

$5,482,050	0.45%	2.62%	0.48%	2.59%
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63
3,570,394	0.45	0.85	0.51	0.79

$3,713,560	0.20%	2.74%	0.23%	2.71%
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94

$766,652	0.30%	2.68%	0.33%	2.65%
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$973,250	0.93%	2.13%	0.98%	2.08%
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds 2008 Annual Report   35

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[4]

U.S. Treasury Money Market Fund
Class A
2008[1]	$1.00	$0.020	$(0.020)	$1.00	2.00%
2007[1]	1.00	0.043	(0.043)	1.00	4.31
2006[1]	1.00	0.035	(0.035)	1.00	3.56
2005[2]	1.00	0.015	(0.015)	1.00	1.49
Class D
2008[1]	$1.00	$0.021	$(0.021)	$1.00	2.15%
2007[1]	1.00	0.044	(0.044)	1.00	4.47
2006[1]	1.00	0.037	(0.037)	1.00	3.71
2005[2]	1.00	0.016	(0.016)	1.00	1.63
Class Y
2008[1]	$1.00	$0.023	$(0.023)	$1.00	2.30%
2007[1]	1.00	0.046	(0.046)	1.00	4.62
2006[1]	1.00	0.038	(0.038)	1.00	3.87
2005[2]	1.00	0.017	(0.017)	1.00	1.75
Class Z
2008[1]	$1.00	$0.025	$(0.025)	$1.00	2.56%
2007[1]	1.00	0.048	(0.048)	1.00	4.88
2006[1]	1.00	0.041	(0.041)	1.00	4.15
2005[2]	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2008[1]	$1.00	$0.024	$(0.024)	$1.00	2.46%
2007[1]	1.00	0.047	(0.047)	1.00	4.78
2006[3]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2008 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$89,497	0.75%	1.64%	0.80%	1.59%
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44

$321,431	0.60%	2.09%	0.65%	2.04%
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27

$570,751	0.45%	2.22%	0.50%	2.17%
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01

$219,278	0.20%	2.33%	0.25%	2.28%
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30

$125,216	0.30%	1.68%	0.35%	1.63%
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

First American Funds 2008 Annual Report   37

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Effective September 26, 2006, the funds discontinued offering Piper Jaffray Class shares. As of such date, Piper Jaffray Class shares were redeemed or exchanged for Class A shares of the respective fund. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2008, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. The funds did not hold any restricted

38   First American Funds 2008 Annual Report

securities at August 31, 2008. Illiquid securities are disclosed within the funds’ schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. As of August 31, 2008 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities, the following reclassifications were made:

	Accumulated	Accumulated
	Net Realized	Paid In
Fund	Gain	Capital

Treasury Obligations Fund	$62	$(62)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007 (adjusted by dividends payable as of August 31, 2008 and August 31, 2007) were as follows:

	August 31, 2008

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$298,693	$—	$—	$298,693
Prime Obligations Fund	774,795	—	—	774,795
Tax Free Obligations Fund	—	56,253	—	56,253
Treasury Obligations Fund	535,866	—	—	535,866
U.S. Treasury Money Market Fund	24,814	—	—	24,814

	August 31, 2007

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$283,469	$—	$—	$283,469
Prime Obligations Fund	890,465	—	—	890,465
Tax Free Obligations Fund	90	67,750	—	67,840
Treasury Obligations Fund	820,049	—	—	820,049
U.S. Treasury Money Market Fund	37,570	—	—	37,570

First American Funds 2008 Annual Report   39

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

As of August 31, 2008, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings

Government Obligations Fund	$19,427	$—	$—	$(52)	$—	$19,375
Prime Obligations Fund	48,519	—	—	(346)	24	48,197
Tax Free Obligations Fund	126	2,697	—	(3)	—	2,820
Treasury Obligations Fund	25,022	—	—	(77)	—	24,945
U.S. Treasury Money Market Fund	1,377	—	—	(4)	—	1,373

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2008 and the deferral of wash sale losses.

As of August 31, 2008, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2009	2010	2011	2012	2013	2014	2015	Total

Government Obligations Fund	$—	$—	$—	$—	$—	$6	$26	$32
Prime Obligations Fund	—	—	—	—	—	—	346	346
Treasury Obligations Fund	—	—	—	—	—	20	57	77

Government Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund incurred losses of $20, $3, and $4, respectively, for tax purposes, for the period from November 1, 2007 to August 31, 2008. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2008.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each fund, other than U.S. Treasury Money Market Fund, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of August 31, 2008, the funds had no securities on loan.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees as a percentage of each fund’s income from securities lending transactions. For the fiscal year ended August 31, 2008, Government Obligations Fund paid $95 to U.S. Bank for serving as the securities lending agent.

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as

40   First American Funds 2008 Annual Report

distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fee and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

					Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. During the fiscal year ended August 31, 2008, FAF Advisors waived administration fees of 0.03% of average daily net assets of Class Z shares of Prime Obligations Fund. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

First American Funds 2008 Annual Report   41

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Government Obligations Fund	$10	$4
Prime Obligations Fund	—	51
Tax Free Obligations Fund	1	7
Treasury Obligations Fund	—	29
U.S. Treasury Money Market Fund	1	2

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum distribution yields for Treasury Obligations Fund at various times during the year, class specific distribution and/or shareholder servicing fees were voluntarily reimbursed by FAF Advisors.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2008:

Fund	Amount

Government Obligations Fund	$4,528
Prime Obligations Fund	7,349
Tax Free Obligations Fund	699
Treasury Obligations Fund	20,018
U.S. Treasury Money Market Fund	631

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. During the fiscal year ended August 31, 2008, FAF Advisors waived shareholder servicing fees of 0.03% of average daily net assets of Class I shares and Institutional Investor Class shares of Prime Obligations Fund, and 0.01% of average daily net assets of Reserve Class shares of Treasury Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the fiscal year ended August 31, 2008:

Fund	Amount

Government Obligations Fund	$20,260
Prime Obligations Fund	31,305
Tax Free Obligations Fund	4,155
Treasury Obligations Fund	39,946
U.S. Treasury Money Market Fund	2,227

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2008, legal fees and expenses of $28 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

42   First American Funds 2008 Annual Report

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $21.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the fiscal years ended August 31, 2008 and August 31, 2007 in the amount of 325 and 511 shares, respectively.

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at August 31, 2008 were as follows:

	Aggregate	Aggregate
	Gross	Gross		Federal
	Unrealized	Unrealized		Income
	Appreciation	Depreciation	Net	Tax Cost

Government Obligations Fund	$—	$—	$—	$12,847,506
Prime Obligations Fund	24	—	24	24,170,967
Tax Free Obligations Fund	—	—	—	2,351,716
Treasury Obligations Fund	—	—	—	19,211,336
U.S. Treasury Money Market Fund	—	—	—	1,328,000

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2008, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	84.3%
Municipal Notes & Bonds	10.0
Commercial Paper & Put Bonds	3.7
Investment Company	2.0

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2008, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	74.7%
General Obligations	15.9
Tax and Revenue Anticipation Notes	9.4

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at August 31, 2008, were as follows:

Tax Free
Obligations
Standard & Poor’s/ Moody’s/Fitch Ratings	Fund

AAA	35.9%
AA	55.9
A	8.2

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Reimbursement from Affiliate

During October and November of 2007 an affiliate of the funds’ advisor purchased various secured liquidity notes held by Prime Obligations Fund. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest. The amount shown in the fund’s Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

First American Funds 2008 Annual Report   43

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

8 >	New Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

9 >	Subsequent Event

The board of directors of First American Funds, Inc. approved the participation of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program.

The Program is funded from assets in the Treasury’s Exchange Stabilization Fund (“ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01 % of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the board will consider whether to continue to participate.

44   First American Funds 2008 Annual Report

Notice toShareholders	August 31, 2008 (unaudited)

TAX INFORMATION

The information set forth below is for each funds’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2009 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2008, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income		Total
	Distributions	Distributions	Tax Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis) (a)

Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	100.00	100.00
Treasury Obligations Fund	—	100.00	—	100.00
U.S. Treasury Money Market Fund	—	100.00	—	100.00

(a)	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional information Applicable to Foreign Shareholders Only

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund were as follows (unaudited):

Government Obligation Fund	99.99%
Prime Obligations Fund	99.96%
Tax Free Obligations Fund	100.00%
Treasury Obligations Fund	100.00%
U.S. Treasury Money Market Fund	97.42%

The percentage as ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund were as follows (unaudited):

Government Obligations Fund	0.00%
Prime Obligations Fund	0.00%
Tax Free Obligations Fund	0.00%
Treasury Obligations Fund	0.00%
U.S. Treasury Money Market Fund	0.00%

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a monthly basis. The funds will attempt to post such information within 10 business days of the calendar month-end.

First American Funds 2008 Annual Report   45

Notice toShareholders	August 31, 2008 (unaudited)

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 5-7, 2008, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 17-19, 2008, the Board concluded its consideration of and approved the Agreement through June 30, 2009.

Although the Agreement, which is with First American Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to each Fund, (2) the investment performance of each Fund, (3) the profitability of FAF Advisors related to the Funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisor’s representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The performance periods reviewed by the Board all ended on January 31, 2008.

The Board also considered that, in reviewing the comparative performance of the Funds, the different expense levels of a Fund’s share classes can result in different net performance results for each of those classes. Thus, while the Board considered the performance of all classes, it focused on Class Z shares, which, because they have the lowest total expense ratios, offered the most meaningful data on performance.

The Board considered that, for all periods, each Fund’s Class Z shares outperformed the performance universe median (except that U.S. Treasury Money Market Fund’s Class Z performance for the one-year period was nearly identical to the performance universe median). The Board concluded that, in light of the Funds’ competitive performance, it would be in the interest of the Funds and their shareholders for the Board to renew the Agreement with respect to each Fund.

46   First American Funds 2008 Annual Report

Costs of Services and Profits Realized by FAF Advisors

The Board examined FAF Advisors’ costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage each Fund. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. For each Fund, the Board examined fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are lower than the Funds’ management fees, the Funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of Fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that each Fund’s advisory fee is below its peer group median advisory fee. The Board also noted that, consistent with FAF Advisors’ pricing philosophy, each Fund’s total expense ratio was competitive with its peer group median total expense ratio. The Board concluded FAF Advisors’ pricing philosophy is a reasonable one and that the Funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor, custodian and, for certain Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the best interest of each Fund and its shareholders.

First American Funds 2008 Annual Report   47

Notice toShareholders	August 31, 2008 (unaudited)

Directors and Officers of the Funds

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through retirement in June 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006	Retired; Principal from 1983 to 2004, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since April 1984	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, Excensus(TM), LLC, a strategic demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FAF since September 1987	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

48   First American Funds 2008 Annual Report

Independent Directors – concluded
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

First American Funds 2008 Annual Report   49

Notice toShareholders	August 31, 2008 (unaudited)

Officers
	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc., since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2004	Mutual Funds Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Mark D. Corns FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1963)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since September 2008	Director of Compliance, FAF Advisors, Inc. since June 2006; Compliance Manager, FAF Advisors, Inc. from January 2005 to June 2006; prior thereto, Compliance Manager, OppenheimerFunds, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004; prior thereto, Assistant Secretary of FAF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt Dorsey & Whitney, LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc.

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Corns, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAF.

50   First American Funds 2008 Annual Report

Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0182-08  10/2008  AR-MONEY

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $107,642 in the fiscal year ended August 31, 2008 and $113,828 in the fiscal year ended August 31, 2007, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $381 in the fiscal year ended August 31, 2008 and $437 in the fiscal year ended August 31, 2007, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $50,127 in the fiscal year ended August 31, 2008 and $17,179 in the fiscal year ended August 31, 2007, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2008 and August 31, 2007.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:
Audit Committee policy regarding pre-approval of services provided by the Independent Auditor
The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.
Policy for Audit and Non-Audit Services Provided to the Funds
On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.
The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.
In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:
Audit Services
The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services
In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Tax Services
The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Other Non-audit Services
The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.
Proscribed Services
In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex
The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.
Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.
(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $200,671 in the fiscal year ended August 31, 2008 and $55,565 in the fiscal year ended August 31, 2007.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: November 7, 2008